Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Property and equipment, net

10.          Property and equipment, net

Property and equipment consist of the following:

(In thousands)	December 31, 2023	December 31, 2024
Office building	48,323	47,154
Servers and network equipment	15,471	15,326
Furniture, fixtures and office equipment	2,110	2,001
Computer equipment	1,811	1,966
Motor vehicles	517	450
Building decoration and leasehold improvements	8,725	9,231
Total original costs	76,957	76,128
Less: Accumulated depreciation	(15,704)	(19,491)
Less: Accumulated impairment	(1,225)	(1,207)
Total	60,028	55,430

The impairment loss recognized for the years ended December 31, 2022, 2023 and 2024 was nil, USD1,146,000 and nil, respectively.

Depreciation expense recognized for the years ended December 31, 2022, 2023 and 2024 are summarized as follows:

	Years ended December 31,
(In thousands)	2022	2023	2024
Costs of revenues	1,362	740	1,346
Research and development expenses	467	390	158
Sales and marketing expenses	9	7	—
General and administrative expenses	828	3,290	3,182
Total	2,666	4,427	4,686